Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net income	$ 764,919	$ 1,548,347
Gain from equity-method investment	(2,881,504)	(1,548,347)
Cash flows from investing activities	(661,755)	0
Cash flows from financing activities	3,438,232	0
Effect of exchange rate changes	133,788	0
Net change in cash and cash equivalents	28,761	0
Cash and cash equivalents at beginning of the year	0	0
Cash and cash equivalents at end of the year	$ 28,761	$ 0